Finance Income and Finance Expense (Details) - CHF (SFr)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development Expense/General and Administrative Expense/Finance Income and Finance Expense [Abstract]
Interest income					SFr 53,570	SFr 67,565	SFr 36,562
Net foreign currency exchange gain					1,912,681	843,950	1,806,206
Revaluation gain from derivative financial instruments	SFr 223,904	SFr (55,613)	SFr 4,131,862	SFr 1,705,018	3,372,186	291,048
Total finance income					5,338,437	1,202,563	1,842,768
Interest expense (incl. Bank charges)	SFr 123,038	SFr 416,956	SFr 979,195	SFr 1,248,400	1,640,394	828,547	7,985
Net foreign currency exchange loss					2,737,273	944,047	662,100
Total finance expense					4,377,667	1,772,594	670,085
Finance income/(expense), net					SFr 960,770	SFr (570,031)	SFr 1,172,683